Note 2 - Cash, Cash Equivalents and Short Term Investments	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
2—CASH, CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents and short terms investments are comprised of the following:

	06-30-2016	12-31-2015
Total cash and cash equivalents	20,940	13,578
Short term investments	1,000	1,000
Total cash and cash equivalent and short term investments	21,940	14,578

Short term investments are comprised of money market funds. The aggregate fair value of the short term investments is consistent with their book value.